Shareholders' Equity (Deficit) - Summary of Warrant Activity (Details) - $ / shares	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2016	Dec. 31, 2015		Dec. 31, 2014
Weighted Avg-Exercise Price, Beginning Balance	$ 16.08	$ 16.35	$ 19.80	$ 19.80	$ 30.15	[1]	$ 52.35	[1]
Weighted Avg Exercise Price, Issued	7.28	6.78	6.07		13.80		22.50
Weighted Avg Exercise Price, Exercised
Weighted Avg-Exercise Price, Ending Balance	$ 14.84	$ 16.08	$ 16.35	$ 14.84	$ 19.80		$ 30.15	[1]
Warrants [Member]
Number of Shares Issuable Under Warrants, Balance beginning	2,459,953	1,909,918	1,723,674	1,723,674	593,580
Number of Shares Issuable Under Warrants, Issued	613,135	613,380	319,392		1,320,009
Number of Shares Issuable Under Warrants, Exercised	(136,199)	(63,345)	(133,148)		(189,915)
Number of Shares Issuable Under Warrants, Balance ending	2,936,889	2,459,953	1,909,918	2,936,889	1,723,674		593,580
Weighted Avg-Exercise Price, Beginning Balance	$ 9.30	$ 10.35	$ 10.98	$ 10.98	$ 30.88
Weighted Avg Exercise Price, Issued	5.44	5.52	5.44		5.93
Weighted Avg Exercise Price, Exercised	4.94	4.94	4.94		6.59
Weighted Avg-Exercise Price, Ending Balance	$ 8.70	$ 9.30	$ 10.35	$ 8.70	$ 10.98		$ 30.88
Weighted Remaining Life (Years) Beginning Balance	3 years 11 months 9 days	3 years 10 months 17 days	3 years 11 months 23 days		3 years 11 months 23 days
Weighted Remaining Life (Years) Ending Balance	3 years 11 months 1 day	3 years 11 months 9 days	3 years 10 months 17 days
Warrants [Member]
Number of Shares Issuable Under Warrants, Balance beginning					593,580		27,217
Number of Shares Issuable Under Warrants, Issued							566,363
Number of Shares Issuable Under Warrants, Exercised
Number of Shares Issuable Under Warrants, Balance ending							593,580
Weighted Avg-Exercise Price, Beginning Balance					$ 30.88		$ 50.25
Weighted Avg Exercise Price, Issued							30.73
Weighted Avg Exercise Price, Exercised
Weighted Avg-Exercise Price, Ending Balance							$ 30.88
Weighted Remaining Life (Years) Beginning Balance							4 years 6 months 26 days

[1]	Reflects the February 2014 and December 2014 exercise price adjustment.